UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RRZ Investment Management, Inc.
Address:	606 Liberty Avenue
		Suite 200
		Pittsburgh, PA  15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank R. Burnette III
Title:		President
Phone:	412-209-9100
Signature, Place, and Date of Signing:

Frank R. Burnette III	Pittsburgh,  PA	February 12, 2001

Report Type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		121

Form 13F Information Table Value Total:	$412,253


List of Other Included Managers:

 No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130H105     3014 54420.00 SH       SOLE                 54420.00
Abbott Laboratories            COM              002824100     3875 80000.00 SH       SOLE                 80000.00
Akamai Technologies            COM              00971T101      300 14240.00 SH       SOLE                 14240.00
Alcoa Inc                      COM              013817101     2261 67494.00 SH       SOLE                 67494.00
Allstate Corporation           COM              020002101     1597 36661.00 SH       SOLE                 36661.00
Alltel Corporation             COM              020039103     2114 33855.00 SH       SOLE                 33855.00
Alza Corporation               COM              022615108     1431 33665.00 SH       SOLE                 33665.00
American Express Co            COM              025816109     3392 61735.00 SH       SOLE                 61735.00
American Home Prod             COM              026609107     1404 22090.00 SH       SOLE                 22090.00
American Intl Group            COM              026874107    10125 102729.00SH       SOLE                102729.00
Amgen Inc                      COM              031162100     5279 82566.00 SH       SOLE                 82566.00
Apache Corp                    COM              037411105      996 14220.00 SH       SOLE                 14220.00
Applera Corp-Applied Biosystem COM              038020103     1230 13080.00 SH       SOLE                 13080.00
Applied Materials              COM              038222105     2211 57900.00 SH       SOLE                 57900.00
Ariba Inc.                     COM              04033V104      399  7440.00 SH       SOLE                  7440.00
Automatic Data Proc            COM              053015103      997 15755.00 SH       SOLE                 15755.00
BEA Systems Inc.               COM              073325102     1217 18080.00 SH       SOLE                 18080.00
Bank of America Corp           COM              060505104     3222 70237.00 SH       SOLE                 70237.00
Bank of New York Co            COM              064057102     2708 49065.00 SH       SOLE                 49065.00
Bristol Myers Squibb           COM              110122108     7134 96491.00 SH       SOLE                 96491.00
Broadcom Corp. Cl A            COM              111320107      659  7840.00 SH       SOLE                  7840.00
Broadvision Inc.               COM              111412102      232 19600.00 SH       SOLE                 19600.00
Burlington Resources           COM              122014103     2116 41900.00 SH       SOLE                 41900.00
CVS Corp                       COM              12665O100     4791 79935.00 SH       SOLE                 79935.00
Chase Manhattan Corp           COM              16161A108     2610 57449.00 SH       SOLE                 57449.00
Cisco Systems Inc              COM              17275R102    15838 414074.00SH       SOLE                414074.00
Citigroup Inc                  COM              172967101     9690 189759.00SH       SOLE                189759.00
Clear Channel Communications   COM              184502102      791 16320.00 SH       SOLE                 16320.00
Comverse Technology            COM              205862402     4484 41280.00 SH       SOLE                 41280.00
Coors (Adolph) -CL B           COM              217016104      840 10460.00 SH       SOLE                 10460.00
Corning Incorporated           COM              219350105     3865 73186.00 SH       SOLE                 73186.00
Delta Air Lines Inc            COM              247361108     1378 27460.00 SH       SOLE                 27460.00
Disney(Walt)Company            COM              254687106     1586 54802.00 SH       SOLE                 54802.00
Duke Energy Corp               COM              264399106     2851 33440.00 SH       SOLE                 33440.00
Dupont E I DeNemours           COM              263534109     2024 41885.00 SH       SOLE                 41885.00
EMC Corp                       COM              268648102     7971 119860.00SH       SOLE                119860.00
Echostar Communications - A    COM              278762109      342 15040.00 SH       SOLE                 15040.00
Elec Data Systems              COM              285661104     2007 34755.00 SH       SOLE                 34755.00
Emerson Electric Co            COM              291011104     1910 24240.00 SH       SOLE                 24240.00
Enron Corporation              COM              293561106     3896 46875.00 SH       SOLE                 46875.00
Exelon Corporation             COM              30161N101     2294 32680.00 SH       SOLE                 32680.00
Extreme Networks Inc.          COM              30226D106      362  9240.00 SH       SOLE                  9240.00
Exxon Mobil Corp.              COM              30231G102    10159 116852.99SH       SOLE                116852.99
Fedl Natl Mtg Assn             COM              313586109     3058 35250.00 SH       SOLE                 35250.00
FreeMarkets Inc                COM              356602102      511 26900.00 SH       SOLE                 26900.00
Genentech Inc.                 COM              368710406      715  8770.00 SH       SOLE                  8770.00
General Dynamics               COM              369550108     2158 27665.00 SH       SOLE                 27665.00
General Electric Co            COM              369604103    24743 516143.00SH       SOLE                516143.00
General Motors - Cl H          COM              370442832      862 37480.00 SH       SOLE                 37480.00
General Motors Corp            COM              370442105     1570 30830.00 SH       SOLE                 30830.00
Gillette Company               COM              375766102     1873 51840.00 SH       SOLE                 51840.00
Global Crossing Ltd            COM              G3921A100     1080 75425.00 SH       SOLE                 75425.00
Guidant Corp                   COM              401698105     2664 49385.00 SH       SOLE                 49385.00
Halliburton Company            COM              406216101     1356 37420.00 SH       SOLE                 37420.00
Heinz (H.J.) Company           COM              423074103      816 17205.00 SH       SOLE                 17205.00
Home Depot Inc                 COM              437076102     7042 154143.00SH       SOLE                154143.00
Household Intl Inc             COM              441815107     2455 44640.00 SH       SOLE                 44640.00
Immunex Corp.                  COM              452528102     1063 26160.00 SH       SOLE                 26160.00
Int'l Business Mach            COM              459200101     4617 54319.00 SH       SOLE                 54319.00
Intel Corporation              COM              458140100    10824 360065.00SH       SOLE                360065.00
JDS Uniphase Corp.             COM              46612J101     2622 62900.00 SH       SOLE                 62900.00
Johnson & Johnson              COM              478160104     5819 55390.00 SH       SOLE                 55390.00
Juniper Networks               COM              48203R104     2643 20965.00 SH       SOLE                 20965.00
Kroger Company                 COM              501044101     1310 48400.00 SH       SOLE                 48400.00
Lilly (Eli) & Co               COM              532457108     6311 67815.00 SH       SOLE                 67815.00
MBNA Corporation               COM              55262L100     4892 132427.00SH       SOLE                132427.00
McDonald's Corp                COM              580135101     3295 96910.00 SH       SOLE                 96910.00
McLeodUSA                      COM              582266102      665 47090.00 SH       SOLE                 47090.00
Medimmune                      COM              584699102     1583 33195.00 SH       SOLE                 33195.00
Medtronic Inc                  COM              585055106     5684 94145.00 SH       SOLE                 94145.00
Mellon Financial Corp          COM              58551A108     2952 60008.00 SH       SOLE                 60008.00
Merck & Company                COM              589331107      865  9240.00 SH       SOLE                  9240.00
Merrill Lynch & Co             COM              590188108     4403 64570.00 SH       SOLE                 64570.00
Microsoft Corp                 COM              594918104    11161 257321.00SH       SOLE                257321.00
Morgan St Dean Witter          COM              617446448     3506 44242.00 SH       SOLE                 44242.00
Network Appliance              COM              64120l104     2299 35810.00 SH       SOLE                 35810.00
Network Associates Inc.        COM              640938106      149 35470.00 SH       SOLE                 35470.00
Nextel Comm Inc A              COM              65332V103     1531 61845.00 SH       SOLE                 61845.00
Noble Drilling Corp.           COM              655042109      733 16880.00 SH       SOLE                 16880.00
Nortel Networks Corp           COM              656568102     3938 122820.00SH       SOLE                122820.00
Oracle Systems Corp            COM              68389X105     8190 281804.00SH       SOLE                281804.00
Palm Inc.                      COM              696642107      581 20530.00 SH       SOLE                 20530.00
PepsiCo Incorporated           COM              713448108     4167 84071.00 SH       SOLE                 84071.00
PerkinElmer Inc.               COM              714046109      671  6390.00 SH       SOLE                  6390.00
Pfizer Incorporated            COM              717081103    15980 347388.00SH       SOLE                347388.00
PharmaciaCorporation           COM              71713U102     5152 84466.00 SH       SOLE                 84466.00
Plug Power Inc.                COM              72919P103      335 22830.00 SH       SOLE                 22830.00
Power-One Inc.                 COM              739308104      366  9300.00 SH       SOLE                  9300.00
Praxair Inc                    COM              74005P104      684 15425.00 SH       SOLE                 15425.00
Procter & Gamble Co            COM              742718109     3550 45260.00 SH       SOLE                 45260.00
Qualcomm Inc                   COM              747525103     4126 50200.00 SH       SOLE                 50200.00
RadioShack Corp                COM              750438103     1654 38640.00 SH       SOLE                 38640.00
Redback Networks Inc.          COM              757209101      390  9520.00 SH       SOLE                  9520.00
Royal Dutch Pete (5)           COM              780257804     4056 66975.00 SH       SOLE                 66975.00
S&P500 Deposit Rcpt            COM              78462F103     4063 30974.00 SH       SOLE                 30974.00
SBC Communications             COM              78387G103     5056 105892.00SH       SOLE                105892.00
Sapient Corp.                  COM              803062108      273 22830.00 SH       SOLE                 22830.00
Schlumberger Ltd               COM              806857108     2755 34465.00 SH       SOLE                 34465.00
Scientific Atlanta             COM              808655104     1313 40335.00 SH       SOLE                 40335.00
Siebel Systems                 COM              826170102     2519 37245.00 SH       SOLE                 37245.00
Solectron Corp                 COM              834182107     1526 45000.00 SH       SOLE                 45000.00
SprintCorp PCS Group           COM              852061506     2092 102375.00SH       SOLE                102375.00
Sun Microsystems Inc           COM              866810104     6484 232622.00SH       SOLE                232622.00
Target Corp                    COM              87612E106     1373 42573.00 SH       SOLE                 42573.00
Tellabs Inc                    COM              879664100     2524 44675.00 SH       SOLE                 44675.00
Texas Instruments              COM              882508104     5782 122056.00SH       SOLE                122056.00
Time Warner Inc                COM              887315109     8272 158354.00SH       SOLE                158354.00
Transocean Sedco Forex         COM              G90078109     1276 27733.00 SH       SOLE                 27733.00
Tyco International             COM              902124106     7322 131925.00SH       SOLE                131925.00
USinternetworking Inc          COM              917311805      949 189890.00SH       SOLE                189890.00
VeriSign Inc.                  COM              92343E102      701  9450.00 SH       SOLE                  9450.00
Veritas Software Corp.         COM              923436109     1401 16010.00 SH       SOLE                 16010.00
Verizon Comm                   COM              92343V104     5570 111124.00SH       SOLE                111124.00
Viacom Inc CL B                COM              925524308     4691 100343.00SH       SOLE                100343.00
Wal-Mart Stores Inc            COM              931142103    13853 260768.00SH       SOLE                260768.00
Wells Fargo & Co               COM              949746101     4500 80811.00 SH       SOLE                 80811.00
Williams Cos Inc               COM              969457100     1957 49000.00 SH       SOLE                 49000.00
WorldCom Inc                   COM              98157D106     1301 92518.00 SH       SOLE                 92518.00
Xilink                         COM              983919101     1804 39110.00 SH       SOLE                 39110.00
Yahoo! Inc.                    COM              984332106     1178 39196.00 SH       SOLE                 39196.00
i2 Technologies Inc.           COM              465754109      444  8170.00 SH       SOLE                  8170.00